Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Beginning balance at Dec. 31, 2011	$ 220,020	$ 400	$ 14,125	$ 156,184	$ 45,497	$ 3,814
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	10,894	0	0	0	10,894	0
Other comprehensive (loss) income	3,426	0	0	0	0	3,426
Dividends declared on preferred stock	(80)	0	0	0	(80)	0
Common stock issued under employee stock purchase plan	1	0	0	1	0	0
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	44	0	6	38	0	0
Common stock share-based awards	1,082	0	0	1,082	0	0
Ending balance at Dec. 31, 2012	235,387	400	14,131	157,305	56,311	7,240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	17,260	0	0	0	17,260	0
Other comprehensive (loss) income	(23,755)	0	0	0	0	(23,755)
Dividends declared on preferred stock	(80)	0	0	0	(80)	0
Common stock issued under stock options plans	355	0	24	331	0	0
Common stock issued under employee stock purchase plan	1	0	0	1	0	0
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	67	0	2	65	0	0
Common stock share-based awards	948	0	0	948	0	0
Ending balance at Dec. 31, 2013	230,183	400	14,157	158,650	73,491	(16,515)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	21,085	0	0	0	21,085	0
Other comprehensive (loss) income	12,640	0	0	0	0	12,640
Dividends declared on preferred stock	(80)	0	0	0	(80)	0
Common stock issued under stock options plans	1,123	0	72	1,051	0	0
Common stock issued under employee stock purchase plan	3	0	0	3	0	0
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	77	0	4	73	0	0
Common stock share-based awards	811	0	0	811	0	0
Purchase of treasury stock							(319)
Ending balance at Dec. 31, 2014	$ 265,523	$ 400	$ 14,233	$ 160,588	$ 94,496	$ (3,875)	$ (319)